                         SUPPLEMENT DATED JULY 6, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                               ING BALANCED FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                          ING GLOBAL REAL ESTATE FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-EQSUPP2

                         SUPPLEMENT DATED JULY 6, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                       ING NATIONAL TAX-EXEMPT BOND FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the five funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income and ING National Tax-Exempt Bond Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-FFSUPP2

                         SUPPLEMENT DATED JULY 6, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                                 CLASS X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income, although listed in the Prospectus, is not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                 ING-FFSUPP2-X

                         SUPPLEMENT DATED JULY 6, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                      ING U. S. TREASURY MONEY MARKET FUND
                             ING MONEY MARKET FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U.S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- Investors who purchase Class A shares of the Funds may exchange their shares for Class A shares or shares of any other class of the other funds within the ING Family of Funds.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Commencing on July 6, 1999, the Class A shares of the ING Money Market Fund will reduce the waiver of Rule 12b-1 fees to .39%. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) will be as follows:

                                       ING MONEY MARKET FUND
                                       Class A Shares
                                       ---------------------
Management Fees*                       .06%
12b-1 Fees*                            .11%
Shareholder Servicing Fees             .25%
Other Expenses**                       .35%
                                       --
     TOTAL FUND OPERATING EXPENSES***  .77%

  * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for the Fund. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

 ** Under the Fund Services Agreement, the Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. The Fund currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

*** Total Fund Operating Expenses (before waivers) for the Fund would be 1.50% for Class A shares.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund:

                                          FULL REDEMPTION*      NO REDEMPTION**
                                          -----------------    -----------------
                                          1 YEAR    3 YEARS    1 YEAR    3 YEARS
                                          ------    -------    ------    -------
Class A Shares..........................    $8        $25        $8        $25

 * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

     The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund, adjusted to reflect the reduced waiver of Rule 12b-1 fees. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Money Market Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class A shares during its initial fiscal period as set forth above. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT

                                                                        IBC
                                                                     FIRST TIER
                                                          CLASS A     AVERAGE
                                                          -------    ----------
1 Year..................................................   4.96%       5.06%
Since Inception*........................................   4.92%       4.99%

       * Inception date is August 1, 1996.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-MMSUPP2

                     STATEMENT OF ADDITIONAL INFORMATION

                                 ING Funds Trust
                                  P.O. Box 1239
                             Malvern, PA 19355-9836
                 General and Account Information: 1-877-INFO-ING


             ING MUTUAL FUNDS MANAGEMENT CO. LLC, Investment Manager
                            ("IMFC" or the "Manager")

       ING FUNDS DISTRIBUTOR, INC., Distributor and Principal Underwriter
                          ("IFD" or the "Distributor")


      This Statement of Additional Information ("SAI") describes the shares of 23 funds (each, a "Fund" or, collectively, the "Funds") managed by IMFC. Each Fund is a portfolio of ING Funds Trust (the "Trust"). The Funds are:

Equity Funds                                Bond Funds                                   Money Market Funds
------------                                ----------                                   ------------------
ING Large Cap Growth Fund                   ING Intermediate Bond Fund                   ING U.S. Treasury Money
ING Growth & Income Fund                    ING High Yield Bond Fund                        Market Fund
ING Mid Cap Growth Fund                     ING International Bond Fund                  ING Money Market Fund
ING Small Cap Growth Fund                   ING Mortgage Income Fund                     ING National Tax-Exempt
ING Balanced Fund                           ING National Tax-Exempt Bond Fund               Money Market Fund
ING Global Brand Names Fund
ING International Equity Fund
ING Emerging Markets Equity Fund
ING European Equity Fund
ING Tax Efficient Equity Fund
ING Focus Fund
ING Global Information
  Technology Fund
ING Global Real Estate Fund
ING Internet Fund
ING Quality of Life Fund

      The SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a current prospectus for shares of the Funds. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information number printed above.

July 1, 1999, as supplemented on July 6, 1999

                                TABLE OF CONTENTS
                                                                           Page

STATEMENT OF ADDITIONAL INFORMATION.........................................  1

INVESTMENT POLICIES.........................................................  1
         U.S. TREASURY OBLIGATIONS..........................................  1
         U.S. GOVERNMENT SECURITIES.........................................  1
         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES........................  1
         COMMERCIAL PAPER...................................................  2
         CORPORATE DEBT SECURITIES..........................................  2
         MORTGAGE-RELATED SECURITIES........................................  2
         GNMA CERTIFICATES..................................................  3
         FNMA CERTIFICATES..................................................  4
         FHLMC SECURITIES...................................................  4
         FHLMC CERTIFICATES.................................................  5
         NON-AGENCY MORTGAGE-BACKED SECURITIES..............................  5
         ADJUSTABLE RATE MORTGAGE SECURITIES................................  6
         COLLATERALIZED MORTGAGE OBLIGATIONS................................  6
         REAL ESTATE SECURITIES.............................................  7
         ASSET-BACKED SECURITIES............................................  8
         FOREIGN SECURITIES.................................................  9
         CONVERTIBLE SECURITIES.............................................  9
         VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS..... 10
         GUARANTEED INVESTMENT CONTRACTS.................................... 10
         PRIVATE FUNDS...................................................... 11
         OPTIONS ON SECURITIES.............................................. 11
         OVER-THE-COUNTER OPTIONS........................................... 12
         OPTIONS ON INDICES................................................. 13
         FOREIGN CURRENCY OPTIONS........................................... 14
         DOLLAR ROLL TRANSACTIONS........................................... 14
         FOREIGN CURRENCY FUTURES TRANSACTIONS.............................. 15
         FOREIGN GOVERNMENT OBLIGATIONS;
                  SECURITIES OF SUPRANATIONAL ENTITIES...................... 15
         INTEREST RATE FUTURES CONTRACTS.................................... 16
         SHORT SALES........................................................ 16
         LOANS OF PORTFOLIO SECURITIES...................................... 17
         REPURCHASE AGREEMENTS.............................................. 17
         BORROWING.......................................................... 18
         REVERSE REPURCHASE AGREEMENTS...................................... 18

         LOWER-RATED SECURITIES............................................. 18
         ILLIQUID SECURITIES................................................ 19
         INVESTMENT RESTRICTIONS............................................ 21
         MANAGEMENT......................................................... 22
                  Trustees and Officers..................................... 22
                  Trustees Biographies...................................... 23
                  Officers Biographies...................................... 23
                  Investment Manager........................................ 24
                  Sub-Advisers.............................................. 25
                  Distribution of Fund Shares............................... 26
                  Transfer Agent, Fund Accountant and Account Services...... 26
                  Rule 12b-1 Distribution Plan.............................. 26
                  Shareholder Servicing Plan................................ 27
         DETERMINATION OF NET ASSET VALUE................................... 28
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................... 29
         PORTFOLIO TRANSACTIONS............................................. 30
                  Portfolio Turnover........................................ 31
         TAXATION........................................................... 32
         OTHER INFORMATION.................................................. 38
                  Capitalization............................................ 38
                  Voting Rights............................................. 39
                  Custodian................................................. 39
                  Yield and Performance Information......................... 39
                  Independent Auditors...................................... 41
                  Registration Statement.................................... 41

APPENDIX.................................................................... 43

                               INVESTMENT POLICIES

         The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

         U.S. TREASURY OBLIGATIONS (All Funds). Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

         U.S. GOVERNMENT SECURITIES (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

         COMMERCIAL PAPER (All Funds except ING U.S. Treasury Money Market
Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Money Market Fund is, at the time of investment, (i) rated in the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in the highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Fund's Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See "Variable Rate Demand Obligations and Floating Rate Instruments."

         CORPORATE DEBT SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

         The ratings of Standard & Poor's Corporation, Moody's Investors Service, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         It is possible that unregistered securities purchased by a Fund in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         MORTGAGE-RELATED SECURITIES. (All Funds except ING U.S. Treasury Money Market Fund). To the extent permitted by the Funds' policies, the Funds may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. Consistent with the Funds' respective investment objective and policies, mortgages backing the securities which may be purchased by the Funds include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

         During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

         GNMA CERTIFICATES. (All Funds except ING U.S. Treasury Money Market
Fund). Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units.

Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

         FNMA CERTIFICATES. (All Funds except ING U.S. Treasury Money Market
Fund). FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

         Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

         Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

         FHLMC SECURITIES (All Funds except ING U.S. Treasury Money Market
Fund). The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC
Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

         The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates
(GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

         FHLMC CERTIFICATES (All Funds except ING U.S. Treasury Money Market
Fund). FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

         FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

         FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

         The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         NON-AGENCY MORTGAGE-BACKED SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Funds' investment objective, policies and quality standards, the Funds may invest in these mortgage-backed securities issued by non-agency private issuers.

         ADJUSTABLE RATE MORTGAGE SECURITIES (All Funds except ING International Bond Fund, ING National Tax Exempt Bond Fund and ING U.S. Treasury Money Fund). Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

         COLLATERALIZED MORTGAGE OBLIGATIONS (All Funds except ING U.S. Treasury Money Market Fund). Certain issuers of collateralized mortgage obligations
(CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the Investment Company Act of

1940, as amended (the "1940 Act"), on investments by the Funds in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

         REAL ESTATE SECURITIES (ING Global Real Estate Fund, ING Emerging Markets Equity Fund, ING Balanced Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund, and ING Quality of Life Fund). The Funds may invest in REITs and other real estate industry operating companies ("REOCs"). For purposes of a Fund's investments, an REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         ASSET-BACKED SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING Growth and Income Fund, ING Balanced Fund, and ING U.S. Treasury Money Market Fund). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

         FOREIGN SECURITIES (All Funds except the ING Money Market Fund, ING U.S. Treasury Money Market Fund, and ING National Tax-Exempt Money Market Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         The Funds may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         CONVERTIBLE SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund, ING Money Market Fund and ING National Tax-Exempt Money Market Fund). Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

         Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS (All Funds). The Funds may acquire variable rate demand obligations. The ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund may acquire floating rate instruments as described in the Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

         GUARANTEED INVESTMENT CONTRACTS (All Funds except ING U.S. Treasury Money Market Fund). The Funds may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Fund) of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

         PRIVATE FUNDS (ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Balanced Fund, ING Global Brand Names Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Real Estate Fund, ING Internet Fund and ING Quality of Life Fund). The Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involve risks, including loss of the Fund's entire investment in the Private Fund.

         OPTIONS ON SECURITIES (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund, ING National Tax-Exempt Money Market Fund and ING National Tax-Exempt Bond Funds). Each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

         During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

         If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

         OVER-THE-COUNTER OPTIONS (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund, ING National Tax-Exempt Money Market Fund and ING National Tax-Exempt Bond Fund). As indicated in the prospectus (see "Description of Securities and Investment Practices"), each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         OPTIONS ON INDICES (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund, ING National Tax-Exempt Money Market Fund and ING National Tax-Exempt Bond Fund). Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

         When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

         Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the fund would lose the premium paid therefor.

         FOREIGN CURRENCY OPTIONS (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund, ING National Tax-Exempt Money Market Fund and ING National Tax-Exempt Bond Fund). Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

         DOLLAR ROLL TRANSACTIONS (ING Growth & Income Fund, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING Mortgage Income Fund). In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds give up the right to receive principal and interest paid on the securities sold. However, the Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Sub-Advisers' ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Funds while remaining substantially fully invested increases the amount of a Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

         FOREIGN CURRENCY FUTURES TRANSACTIONS (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund, ING National Tax-Exempt Money Market Fund and ING National Tax-Exempt Bond Funds). As part of its financial futures transactions, each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

         FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES (ING International Bond Fund, ING Intermediate Bond Fund, ING International Equity Fund, ING Tax Efficient Equity Fund, ING Emerging Markets Equity Fund, ING Global Brand Names Fund, ING Quality of Life Fund and ING European Equity Fund only). A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Sub-Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

         INTEREST RATE FUTURES CONTRACTS (All Funds except ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund, ING National Tax-Exempt Money Market Fund and ING Money Market Fund). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of a Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Funds may be unable to control losses by closing its position where a liquid secondary market does not exist.

         SHORT SALES (ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Equity Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Funds will maintain daily a segregated account with the Funds' custodian, liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of a Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

         In a short sale "against-the-box," a Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of a Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

         LOANS OF PORTFOLIO SECURITIES (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         REPURCHASE AGREEMENTS (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at he time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's Sub-Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

         BORROWING (All Funds). The Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.

         REVERSE REPURCHASE AGREEMENTS (All Funds except ING U.S. Treasury Money Market Fund, ING National Tax-Exempt Money Market Fund and ING Money Market
Fund). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         LOWER-RATED SECURITIES. (ING Emerging Markets Equity Fund and ING High Yield Bond Fund). Lower-rated securities are lower-rated bonds commonly referred to as junk bonds or high-yield/high-risk securities. These securities are rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Corporation (S&P). As described in the Prospectus, certain of the Funds may invest in lower rated and unrated securities of comparable quality subject to the restrictions stated in the Prospectus.

         Growth of High-Yield High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downtown could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

         Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

         Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

         Liquidity and Valuation. There may be a little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

         ILLIQUID SECURITIES (All Funds). Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.

Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

         Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

         The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

         Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, as applicable, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

         Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 9. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.


                             INVESTMENT RESTRICTIONS

         The Funds have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 7 is not a fundamental policy and may be changed by vote of a majority of a Fund's board members at any time.

         Each Fund, except as indicated, may not:

         (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

         (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (4) Invest in companies for the purpose of exercising control or management;

         (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents;
(c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; (d) the ING Money Market Fund will not be limited in its investments in obligations issued by domestic banks; and (e) the ING Global Information Technology Fund, ING Internet Fund and the ING Global Real Estate Fund will concentrate their investments as described in the Prospectus.

         (9) Invest more than 15%, 10% in the case of the Money Market Funds, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

         In addition, all Funds except for the ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Quality of Life Fund and ING International Bond Fund are diversified funds. As such, each will not, with respect to 75% (100% with respect to the Money Market Funds) of their total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer. The Money Market Funds may invest up to 25% of their total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                                   MANAGEMENT

Trustees and Officers

         The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

Trustees Biographies

         John J. Pileggi,* Trustee, Chairman of the Board and President - Age
40. President and Chief Executive Officer of ING Mutual Funds Management Co. LLC (1998-Present); Director, President and Chief Executive, ING Funds Distributor, Inc. (1999-present); Director of Furman Selz LLC (1994- present); Senior Managing Director of Furman Selz LLC (1992-1994); Managing Director of Furman Selz LLC (1984-1992).

         Joseph N. Hankin, Trustee - Age 59. President, Westchester Community College since 1971; Adjunct Professor of Columbia University Teachers College since 1976. Dr. Hankin is also a Trustee of the First Choice Funds and Stagecoach Funds Group.

         Jack D. Rehm, Trustee - Age 66. Chairman of the Board (Retired) of Meredith Corp. (1992-1997); President and Chief Executive Officer of Meredith Corp. (1986-1996). Mr. Rehm is also a Director of Meredith Corp. and International Multifoods Corp.

         Blaine E. Rieke, Trustee - Age 65. General Partner of Huntington Partners (1997-present); Chairman and Chief Executive Officer of Firstar Trust Company (1973-1996).

         Richard A. Wedemeyer, Trustee - Age 63. Vice President, The Channel Corporation (1996-present); Vice President of Performance Advantage, Inc. (1992-1996); Vice President, Operations and Administration of Jim Henson Productions (1979-1997). Mr. Wedemeyer is also a Trustee of the First Choice Funds and the Pacifica Funds.

Officers Biographies

         John J. Pileggi, President and Chief Executive Officer - Age 40. See above.

         Donald Brostrom, Treasurer - Age 40. Executive Vice President and Chief Financial Officer, ING Mutual Funds Management Co. LLC (1998-present); Director, Treasurer and Chief Financial Officer, ING Funds Distributor, Inc. (1999-present); Managing Director, Furman Selz LLC (1984-1998).

         Louis S. Citron, Vice President - Age 34. Senior Vice President and General Counsel, ING Mutual Funds Management Co. LLC (1998-present); Attorney at Kramer, Levin, Naftalis & Frankel (1994-1998); Attorney at Reid & Priest (1991-1994).

         Ralph G. Norton, III, Vice President - Age 39. Vice President and Chief Investment Officer, ING Mutual Funds Management Co. LLC (1999-present); Managing Editor, Standard & Poor's (1996-1999); Vice President, IBC Financial Data (1992-1996).

         Lisa M. Buono, Vice President - Age 34. Vice President - Financial Operations, ING Mutual Funds Management Co. LLC (1999-present); Vice President, ING Funds Distributor, Inc. (1999-present); Vice President, Provident Advisers, Inc. (1997-1999); Director of Finance and Compliance of Provident Distributors (1993-1996).

         Rachelle I. Rehner, Secretary - Age 37. Fund Legal Manager, ING Mutual Funds Management Co. LLC (1998-present); Secretary, ING Funds Distributor, Inc. (1999-present); Senior Legal Assistant, Kramer, Levin, Naftalis & Frankel (1995-1998); Compliance Administrator, BISYS Funds Services (1994-1995); Senior Legal Assistant, Battle Fowler (1989-1994).

         Charles Eng, Assistant Treasurer - Age 35, Fund Accounting Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Manager, Chase Manhattan Bank (1997-1998); BISYS Fund Services (1996-1997); Associate Director, Furman Selz LLC (1992-1997).

         Amy Lau, Assistant Treasurer - Age 33. Fund Administration Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Vice President, Smith Barney Asset Management (1996-1998); Associate Director, Furman Selz LLC (1992-1995).

         Trustees of the Funds not affiliated with ING or IFD receive from the Funds an annual retainer of $5,000.00 and a fee of $835.00 for each Board of Trustees meeting and Board committee meeting of the Funds attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with ING or IFD do not receive compensation from the Funds.

Investment Manager

         ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, serves as the Manager of the Funds. IMFC is a wholly owned subsidiary of ING Groep N.V. ("ING Group"). Under the Management Agreement, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Sub-Advisers are affiliated with the Manager. IMFC also provides certain administrative services necessary for the Funds' operations including; (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions;
(iii) preparation of proxy statements and shareholder reports for the Funds;
(iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

         Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund or by the Manager, upon 60 days' written notice by any party to the agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

         The Management Agreement provides that the investment manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Management Agreement, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its obligations under the Advisory Agreement.

         An affiliate of the Manager will make a significant investment in the Funds. The affiliate may redeem its investment in the Funds at any time. Such redemption may have an adverse effect on the Funds. In addition, certain provisions of the 1940 Act may prohibit the Funds from investing in securities issued by affiliates of the ING Group. Such restrictions may adversely effect the Funds.

Sub-Advisers

         ING Investment Management, LLC ("IIM") serves as Sub-Adviser to each of the Money Market Funds, other than the ING National Tax-Exempt Money Market Fund, and the ING Intermediate Bond Fund, ING High Yield Bond Fund, ING Mortgage Income Fund, and the ING Growth & Income Fund. Located in Atlanta, Georgia, IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to affiliated insurance companies.

         Baring International Investment Limited ("BIIL") serves as co-Sub-Adviser to the ING International Bond Fund, ING International Equity Fund and ING Emerging Markets Equity Fund. Located in London, BIIL is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"), the parent of the worldwide group of investment management companies that operate under the collective name, Baring Asset Management (the "BAM Group").

         Furman Selz Capital Management LLC ("FSCM") serves as Sub-Adviser to the ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund, ING Mid Cap Growth Fund, ING Balanced Fund, and the ING Focus Fund. Located at 230 Park Avenue, New York, New York 10169, FSCM is a Delaware limited liability company which is engaged in the business of providing investment advice to institutional and individual clients.

         Baring Asset Management, Inc. ("BAM") serves as Sub-Adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund and acts as Co-Sub-Adviser to the ING International Bond Fund, ING International Equity Fund and ING Emerging Markets Equity Fund. Located at 125 High Street, Boston, Massachusetts 02110, BAM is a wholly-owned subsidiary of BAMHL.

         Baring Asset Management (Asia) Limited ("BAML") acts as Co-Sub-Adviser to the ING International Bond Fund, ING International Equity Fund and ING Emerging Markets Equity Fund. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAML is a wholly-owned subsidiary of BAMHL.

         ING Investment Management Advisors, B.V. ("IIMA"), serves as Sub-Adviser to the ING Global Brand Names Fund, ING European Equity Fund, ING Global Information Technology Fund, ING Internet Fund, ING Quality of Life Fund and ING Global Real Estate Fund. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

         Delta Asset Management ("Delta") serves as Sub-Adviser to the ING Tax Efficient Equity Fund. Located at 333 South Grand Avenue, Los Angeles, California, Delta is a division of Furman Selz Capital Management.

Distribution of Fund Shares

         ING Funds Distributor, Inc., 1475 Dunwoody Drive, West Chester, PA 19380, serves as Distributor and Principal Underwriter of the Funds. As distributor, IFD sells shares of each Fund on behalf of the Trust.

Transfer Agent, Fund Accountant and Account Services

         ING Fund Services Co., LLC has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. ING Fund Services has retained DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investors Services Group ("First Data") to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, Missouri 64105. For their services as transfer agent and fund accounting agent, DST and First Data, respectively, receive a fee from ING Fund Services (and not the Funds), payable monthly, based upon the average daily net assets of the Funds.

Rule 12b-1 Distribution Plan

         Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of 0.50% of average net assets attributable to that Fund's Class A shares, 0.75% of average net assets attributable to that Fund's Class B, Class C and X shares.

         The higher distribution fee attributable to Class B, C, and X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the
Distributor: (a) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (b) to pay for interest and other borrowing costs incurred by the distributor; and (c) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the distribution plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 Fees to the Distributor for distributing shares before the plan was terminated.

SHAREHOLDER SERVICING PLAN

         The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of Fund average daily net assets of the Class A, Class B, Class C and Class X shares to various banks, trust companies, broker-dealers (other than the Distributor) or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations") that provide certain administrative and support services to their customers who own shares of the Funds.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself to any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                        DETERMINATION OF NET ASSET VALUE

         As indicated under "Fund Share Valuation" in the applicable Prospectus, the Money Market Funds use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs, such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Sub-Adviser.

         In addition, the Money Market Funds will not invest more than 5% of their total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that, the Funds may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. The Money Market Funds may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any one time.

         Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

         The Non-Money Market Funds value their portfolio securities in accordance with the procedures described in the Prospectus.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the Funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors. Class A Shares are generally sold with a sales charge payable at the time of purchase (with the exception of the Money Market Funds which charges no sales charge). The prospectuses contain a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and X shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectuses contain a table of applicable CDSCs. Class B and X shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC and which are available only to certain investors. Class C shares are offered without an initial sales charge.

         The Funds may sell shares without a sales charge or CDSC pursuant to several different Special Purchase Plans.

         The obligation of each Fund to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Funds will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of 250,000 or 1% of the net asset value of a Fund at the beginning of such period. When redemption requests exceed such amount, however, the Funds reserve the right to make part or all of the payment in the form of readily marketable securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.

         Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on New York Stock Exchange is restricted, (c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The New York Stock Exchange is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Funds will not redeem shares: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                           BROKER-DEALER COMPENSATION

                  As discussed in the prospectus, a broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide, from its own resources and not from the resources of the Funds, additional compensation to broker-dealers in connection with selling shares of the Funds or for the broker-dealer's own company-sponsored sales programs. This additional compensation may take the form of additional cash payments by the Distributor or a reallowance by the Distributor of up to the full applicable initial sales charge. A broker-dealer who receives a reallowance of the full applicable initial sales charge may be deemed an "underwriter" under the Securities Act of 1933 Act, as amended, during such periods.

                  The following are current dealer reallowance programs:
Centaurus Financial from May 15, 1999 through August 31, 1999; Commonwealth Equities from May 15, 1999 through July 31, 1999; Crowell Weedon from April 15, 1999 through July 31, 1999; Everen Securities from April 15, 1999 through July 31, 1999; Fahnestock & Co. from May 1, 1999 through July 31, 1999; Financial West Group from April 15, 1999 through July 31, 1999; First Allied Securities from April 26, 1999 through July 31, 1999; First Financial Planners from April 15, 1999 through July 31, 1999; J.B. Oxford from April 15, 1999 through July 31, 1999; Josephthal & Co. from April 1, 1999 through August 31, 1999; Mesirow Financial from June 15, 1999 through September 15, 1999; Robert W. Baird from April 1, 1999 through August 31, 1999; Transamerica Financial Resources from April 15, 1999 through July 31, 1999; Trust Advisory Group from May 1, 1999 through July 31, 1999; Wedbush Morgan from April 1, 1999 through July 31, 1999; Professional Asset Management from June 15, 1999 through September 15, 1999; Questar Capital Corporation from July 1, 1999 through September 30, 1999; and Brookstreet Securities Corporation from June 15, 1999 through September 30, 1999. On the ING Internet Fund only, for the period July 1, 1999 through July 31, 1999, dealer reallowance will be paid to Vestax Securities Corp., Multi-Financial Securities Corporation, Locust Street Securities, Inc., IFG Network Securities, Inc., and Pro Equities, Inc.

                  Representatives of affiliated companies may receive up to .20% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold by them. The affiliated companies, as such term is defined under the 1940 Act, are IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, Vestax Securities Corp., Southland Life Insurance Company, Security Life of Denver Insurance Company, Equitable Life Insurance Company of Iowa, and Compulife Investor Services, Inc.

                  Finally, the Distributor has undertaken to pay (i) Raymond James Financial an additional 1.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market
Fund), including sales and transfers at net asset value, (ii) Securities Service Network an additional 1.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Fund Class
A), including sales and transfers at net asset value until August 31, 1999,
(iii) Dain Rauscher an additional .25% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold; (iv) Cantella an additional 1.00% of the net asset value of Class A, Class B, Class C, and Class X shares of the Funds sold (other than the ING Money Market Fund), including sales and transfer at net asset value until August 20, 1999; (v) James T. Borello and Company an additional 1.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Fund), including sales and transfers at net asset value until September 15, 1999; (vi) Advest, Inc. an additional .20% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold; and (vii) Mesirow Financial an additional 1.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Fund Class A), including sales and transfers at net asset value until September 15, 1999. The Raymond James program will continue until Raymond James has made $100 million in sales of the Funds.

                  Except as may be otherwise noted, all other programs described herein will continue until terminated by the Distributor.




                             PORTFOLIO TRANSACTIONS

         Investment decisions for the Funds and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, the Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

         Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless a permissive order allowing such transactions is obtained from the SEC.

         The cost of executing portfolio securities transactions for the Money Market Funds primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

         The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Portfolio Turnover

         Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds' Prospectuses and financial statements. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

         For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                                    TAXATION

         The Funds intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

         Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends-received deduction from 70 to 50 percent.

         Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.

         Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company, may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

         ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund. These Funds intend to manage their respective portfolios so that each will be eligible to pay "exempt-interest dividends" to shareholders. The Funds will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of their respective total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that a Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Funds will inform shareholders annually as to the portion of the distributions from the Fund which constitute except-interest dividends. In addition, for corporate shareholders of the Funds, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

         To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

                                OTHER INFORMATION

Capitalization

         The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twenty-three separately managed portfolios, all of which are discussed in this SAI. Each portfolio, except as noted, is comprised of five different classes of shares -- Class A shares, Class B shares, Class C shares, Class X shares and Class I shares. The ING National Tax-Exempt Bond Fund and the ING National Tax-Exempt Money Market Fund do not offer Class X and Class I shares.

         The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Voting Rights

         Under the Trust Instrument, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Funds' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

Custodian

         Investors Fiduciary Trust Company acts as custodian of the Trust's assets. The Trustees of the Funds have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.

Yield and Performance Information

         The Funds may, from time to time, include their yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

         Current yields for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for each Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1) [(RAISED TO THE (365/7) POWER]] - 1.

         Quotations of yield for the Non-Money Market Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                             a - b     6
                  YIELD = 2[( ---- +1 )  - 1]
                               cd

         where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

         Quotations of the tax-equivalent yield for the ING National Tax-Exempt Bond Fund will be calculated according to the following formula:

                  TAX EQUIVALENT YIELD =     ( E )
                                             -----
                                             1 - p

                  E = Tax-Exempt yield
                  p = stated income tax rate

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                        n
                  P(l+T) = ERV

         (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

Other Performance Comparisons

                  The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 index, the Dow Jones Industrial Average, or the Russell 2000. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the funds, including reprints of, or selections from editorials or articles about the funds or the funds managers.

                  The Funds may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Funds' investment advisers and may contain information regarding the background, expertise, etc. of the investment advisers or of funds' portfolio managers. The distributor may provide information that discusses the Managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

                  In addition, the Funds may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Material may also contain fund holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

Independent Auditors

         Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, NY 10019

Registration Statement

         This SAI and the Prospectus do not contain all the information included in the Funds' Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca
-- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                         REPORT OF INDEPENDENT AUDITORS



Shareholder and Board of Trustees
ING Funds Trust


We have audited the accompanying statements of assets, liabilities and capital of ING Money Market Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Large Cap Growth Fund, ING Growth and Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund (the "Portfolios") (fourteen of the portfolios comprising ING Mutual Funds Trust) as of October 27, 1998. These statements of assets, liabilities and capital are the responsibility of the Trust's management. Our responsibility is to express an opinion on these statements of assets, liabilities and capital based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets, liabilities and capital are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets, liabilities and capital. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets, liabilities and capital presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets, liabilities and capital referred to above present fairly, in all material respects, the financial position of the Portfolios of ING Funds Trust at October 27, 1998, in conformity with generally accepted accounting principles.



                                        /s/ Ernst & Young LLP
                                        -------------------------------
                                        ERNST & YOUNG LLP


New York, New York
October 27, 1998

ING FUNDS TRUST
Statements of Assets, Liabilities and Capital
October 27, 1998


                                                                             ING               ING               ING
                                                         ING Money       Intermediate       High Yield       International
                                                        Market Fund       Bond Fund          Bond Fund         Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash                                                   $ 7,142.86       $ 7,142.86        $ 7,142.86        $ 7,142.86
                                              ---------------------------------------------------------------------------------


LIABILITIES:                                             $        -       $        -        $        -        $        -
                                              ---------------------------------------------------------------------------------

CAPITAL:
  Shares of benificial interest
  outstanding (par value of
  $0.001per share); unlimited
  amount of shares authorized                            $ 7,142.86       $ 7,142.86        $ 7,142.86        $ 7,142.86
                                              =================================================================================

SHARES OUTSTANDING:
       Class A                                            2,380.960          238.096           238.096           238.096
       Class B                                            2,380.950          238.095           238.095           238.095
       Class C                                            2,380.950          238.095           238.095           238.095

NET ASSET VALUE:
       Class A (and redemption price)                        $ 1.00          $ 10.00           $ 10.00           $ 10.00
       Class B                                               $ 1.00          $ 10.00           $ 10.00           $ 10.00
       Class C                                               $ 1.00          $ 10.00           $ 10.00           $ 10.00

OFFERING PRICE(a):
       Class A                                               $ 1.00          $ 10.50           $ 10.50           $ 10.50
       Class B                                               $ 1.00          $ 10.00           $ 10.00           $ 10.00
       Class C                                               $ 1.00          $ 10.00           $ 10.00           $ 10.00



                                                   ING Large        ING Growth           ING               ING           ING Global
                                                   Cap Growth       and Income         Mid Cap          Small Cap        Brand Names
                                                      Fund             Fund          Growth Fund       Growth Fund          Fund
------------------------------------------        ----------------------------------------------------------------------------------
ASSETS:
  Cash                                            $ 7,142.86        $ 7,142.86       $ 7,142.86        $ 7,142.86        $ 7,142.85
                                                  ----------------------------------------------------------------------------------


LIABILITIES:                                      $        -        $        -       $        -        $        -        $        -
                                                  ----------------------------------------------------------------------------------

CAPITAL:
  Shares of benificial interest
  outstanding (par value of
  $0.001per share); unlimited
  amount of shares authorized                     $ 7,142.86        $ 7,142.86       $ 7,142.86        $ 7,142.86        $ 7,142.85
                                                  ==================================================================================

SHARES OUTSTANDING:
       Class A                                       238.096           238.096          238.096           238.096           238.095
       Class B                                       238.095           238.095          238.095           238.095           238.095
       Class C                                       238.095           238.095          238.095           238.095           238.095

NET ASSET VALUE:
       Class A (and redemption price)                $ 10.00           $ 10.00          $ 10.00           $ 10.00           $ 10.00
       Class B                                       $ 10.00           $ 10.00          $ 10.00           $ 10.00           $ 10.00
       Class C                                       $ 10.00           $ 10.00          $ 10.00           $ 10.00           $ 10.00

OFFERING PRICE(a):
       Class A                                       $ 10.61           $ 10.61          $ 10.61           $ 10.61           $ 10.61
       Class B                                       $ 10.00           $ 10.00          $ 10.00           $ 10.00           $ 10.00
       Class C                                       $ 10.00           $ 10.00          $ 10.00           $ 10.00           $ 10.00




                                                                                                                        ING
                                              ING              ING              ING               ING       Global Information
                                         International      European       Tax Efficient         Focus          Technology
                                          Equity Fund      Equity Fund      Equity Fund          Fund              Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash                                    $ 7,142.85       $ 7,142.85       $ 7,142.86        $ 7,142.86          $ 7,142.85
                                        ------------------------------------------------------------------------------------


LIABILITIES:                              $        -       $        -       $        -        $        -          $        -
                                        ------------------------------------------------------------------------------------

CAPITAL:
  Shares of benificial interest
  outstanding (par value of
  $0.001per share); unlimited
  amount of shares authorized             $ 7,142.85       $ 7,142.85       $ 7,142.86        $ 7,142.86          $ 7,142.85
                                        ====================================================================================

SHARES OUTSTANDING:
       Class A                               238.095          238.095          238.096           238.096             238.095
       Class B                               238.095          238.095          238.095           238.095             238.095
       Class C                               238.095          238.095          238.095           238.095             238.095

NET ASSET VALUE:
       Class A (and redemption price)        $ 10.00          $ 10.00          $ 10.00           $ 10.00             $ 10.00
       Class B                               $ 10.00          $ 10.00          $ 10.00           $ 10.00             $ 10.00
       Class C                               $ 10.00          $ 10.00          $ 10.00           $ 10.00             $ 10.00

OFFERING PRICE(a):
       Class A                               $ 10.61          $ 10.61          $ 10.61           $ 10.61             $ 10.61
       Class B                               $ 10.00          $ 10.00          $ 10.00           $ 10.00             $ 10.00
       Class C                               $ 10.00          $ 10.00          $ 10.00           $ 10.00             $ 10.00


(a) Maximum sales load is 4.75% for ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund, respectively, and is 5.75% for the ING Large Cap Growth Fund, ING Growth and Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund, respectively.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

ING FUNDS TRUST
Notes to Financial Statements
October 27, 1998

1. DESCRIPTION

         ING Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was organized as a Delaware business trust on July 30, 1998. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust has twenty separate investment portfolios and has initially seeded fourteen investment portfolios: ING Money Market Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Large Cap Growth Fund, ING Growth and Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING Intermediate Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, and ING Global Information Technology Fund (each, a "Fund," collectively, the "Funds"). Other investment portfolios not yet seeded are ING U.S. Treasury Money Market Fund, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund, ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund. The Trust has had no operations since July 30, 1998 other than matters relating to its organization and registration.

2. MANAGEMENT AND DISTRIBUTION AGREEMENTS

         ING Mutual Funds Management Co. LLC ("IMFC"), a wholly owned subsidiary of ING Groep NV ("ING Group"), acts as the investment manager to the Funds. As the investment manager of the Funds, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the sub-adviser. IMFC also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust will pay IMFC a fee applied to the average daily net assets of the Funds, computed daily and paid monthly, at an annual rate as follows:

FUND                                                 ANNUAL RATE
---------------------------------------------------- ---------------------------
ING Money Market Fund                                0.25%
ING Intermediate Bond Fund                           0.50%
ING High Yield Bond Fund                             0.65%
ING International Bond Fund                          1.00%
ING Large Cap Growth Fund                            0.75%
ING Growth and Income Fund                           0.75%
ING Mid Cap Growth Fund                              1.00%
ING Small Cap Growth Fund                            1.00%
ING Global Brand Names Fund                          1.00%
ING International Equity Fund                        1.25%
ING European Equity Fund                             1.15%
ING Tax Efficient Equity Fund                        0.80%
ING Focus Fund                                       1.00%
ING Global Information Technology Fund               1.25%

         The Trust also has entered into a Distribution Agreement under which the Trust's shares will be continuously offered by ING Fund Distributor Inc., an affiliate of IMFC.

3. FEDERAL INCOME TAXES

         Each of the Funds intend to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.